Consolidated Statement of Stockholders Deficit (Unaudited) - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series D [Member]	Common Stock [Member]	Common Stock To Be Issued [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 1	$ 883	$ 798,346	$ 205,000	$ (1,000)	$ 49,733,618	$ 1,217,410	$ (1,253,356)	$ (67,376,221)	$ (16,675,319)
Beginning balance, shares at Dec. 31, 2023	100	88,235	8,100,117,720	0
Treasury stock outstanding at Dec. 31, 2023					100,000
Common stock issued for cash, net of fees			$ 5,218			35,364				40,582
Common stock issued for cash, net of fees, shares			52,162,997
Issuance of common stock for legal settlement						100,000				100,000
Common Stock to be issued					0	0	0	0	0	0
Foreign currency adjustment					0	0	0	0	0	0
Ending balance, value at Mar. 31, 2024	1	883	803,564	205,000	(1,000)	49,868,982	1,214,401	(1,253,356)	(67,909,611)	(17,071,135)
Net Income (loss)							(3,009)		(533,389)	(536,398)
Common stock issued for cash, net of fees					$ 0	0	0	0	0	0
Ending balance, shares at Mar. 31, 2024	100	88,235	8,152,280,717	0
Treasury Stock, Common, Shares at Mar. 31, 2024					100,000
Beginning balance, value at Dec. 31, 2024	$ 1	$ 883	$ 1,055,196.00	$ 2,470,046	$ (1,000.00)	51,157,797	1,207,006	(1,627,086)	(71,259,677)	$ (16,996,834)
Beginning balance, shares at Dec. 31, 2024	100	88,235	10,551,957,534	2,545,555,556
Treasury stock outstanding at Dec. 31, 2024					100,000					100,000
Issuance of common stock for legal settlement
Common Stock to be issued			18,445	(18,445)
Foreign currency adjustment								(395,675)		(395,675)
Ending balance, value at Mar. 31, 2025	1	883	1,200,143	2,451,601	(1,000)	51,470,665	1,203,452	(2,022,761)	(71,526,469)	(17,223,485)
Net Income (loss)							(3,554)		(266,790)	(270,344)
Common stock issued for cash, net of fees			$ 126,502			312,868				439,370
Common stock issued for cash, net of fees, shares			1,265,018,666
Conversion of convertible debt into common stock
Issuance of common stock for legal settlement, shares			250,000,000	(250,000,000)
Common Stock to be issued, shares			120,000,000
Common Stock issued, shares				(120,000,000)
Ending balance, shares at Mar. 31, 2025	100	88,235	12,186,976,200	2,175,555,556
Treasury Stock, Common, Shares at Mar. 31, 2025					100,000					100,000